Inventories - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Classes of current inventories [abstract]
Cost of inventories recognised as expense during period	$ 533.1	$ 464.7